Seward & Kissel LLP

901 K Street, NW

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

June 24, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AB Cap Fund, Inc.
- AB FlexFee US Thematic Portfolio (the “Portfolio”)
File Nos. 2-29901 and 811-01716

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 285 under the Securities Act of 1933 and Amendment No. 264 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AB Cap Fund, Inc. We are making this filing to reflect a change to the advisory fee for the Portfolio, to become effective on August 23, 2021. The filing also reflects a change in the name of the Portfolio and the incorporation of Class A and Class Z shares of the Portfolio.

Please direct any comments or questions to Paul M. Miller or the undersigned at (202) 661-7196.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King

Attachment

cc: Paul M. Miller